As filed with the Securities and Exchange Commission on March 13, 2013
SEC File Nos. 333-29511 and 811-08261
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

Registration Statement Under the Securities Act of 1933 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 41 [X]
and/or
Registration Statement Under the Investment Company Act of 1940 [X]
Amendment No. 43 [X]
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Madison Funds
(formerly known as MEMBERS Mutual Funds)
550 Science Drive
Madison, WI 53711
(800) 767-0300
(Registrant's Exact Name, Address and Telephone Number)

Pamela M. Krill
General Counsel and Chief Legal Officer
Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711
(Name and Address of Agent for Service)
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It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on April 18, 2013 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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EXPLANATORY NOTE:  Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 41 is to designate a new effective date for the Post-Effective Amendment No. 37, which was filed on January 2, 2013 to be effective April 18, 2013, beyond the permissible range of effective dates for Forms N-1A filed pursuant to Rule 485(a).   (Accession No. 0000310407-13-000003).  Parts A, B and C of Post-Effective Amendment No. 37 are unchanged and hereby incorporated by reference.  A final version of Parts A and B, as used, will be filed pursuant to Rule 497 after the effective date or, alternatively, an updated filing under Rule 485(b) will be filed on or before the effective date containing Parts A, B and C.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, State of Wisconsin, on this 13th day of March, 2013.

Madison Funds

By:  /s/ Katherine L. Frank
Katherine L. Frank
President

Pursuant to the requirements of the Securities Act, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Signatures	Title	Date

/s/Katherine L. Frank	President and Trustee (Principal	March 13, 2013
Katherine L. Frank	Executive Officer)

/s/Greg D. Hoppe	Treasurer (Principal Financial	March 13, 2013
Greg D. Hoppe	Officer)

*	Trustee	March 13, 2013
Lorence D. Wheeler

*	Trustee	March 13, 2013
James R. Imhoff, Jr.

*	Trustee	March 13, 2013
Philip E. Blake

*	Trustee	March 13, 2013
Steven P. Riege

*	Trustee	March 13, 2013
Richard E. Struthers

*By: /s/ Pamela M. Krill
Pamela M. Krill
*Pursuant to Power of Attorney filed with Post-Effective Amendment No. 28 to Registrant’s Form N-1A Registration Statement filed on December 22, 2009.